Columbia Global Technology Growth Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Global Technology Growth Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Canada 1.0%
Shopify, Inc., Class A(a)	281,942	44,727,279
China 0.1%
Alibaba Group Holding Ltd., ADR	15,982	2,513,969
France 0.1%
Dassault Systemes SE	135,617	3,798,514
Germany 0.5%
SAP SE, ADR	92,151	22,277,504
Israel 0.1%
SimilarWeb Ltd.(a)	132,129	1,034,570
Wix.com Ltd.(a)	34,093	3,263,041
Total		4,297,611
Japan 0.2%
Keyence Corp.	33,400	11,369,677
Netherlands 2.5%
ASML Holding NV	81,783	86,689,980
NXP Semiconductors NV	127,187	24,793,834
Total		111,483,814
South Korea 0.7%
Samsung Electronics Co., Ltd.	445,237	30,580,151
Switzerland 0.5%
STMicroelectronics NV, Registered Shares	136,468	3,137,400
TE Connectivity PLC	83,101	18,793,291
Total		21,930,691
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	496,126	144,625,690
United Kingdom 0.2%
RELX PLC	280,949	11,267,153
United States 88.6%
Accenture PLC, Class A	90,382	22,595,500
Adobe, Inc.(a)	32,674	10,459,928
Advanced Micro Devices, Inc.(a)	120,087	26,122,525
Airbnb, Inc., Class A(a)	60,627	7,092,753
Akamai Technologies, Inc.(a)	49,130	4,398,118
Common Stocks (continued)
Issuer	Shares	Value ($)
Alphabet, Inc., Class A	622,104	199,185,259
Amazon.com, Inc.(a)	578,514	134,921,035
Amphenol Corp., Class A	245,328	34,566,715
Analog Devices, Inc.	143,721	38,134,930
Apple, Inc.	1,338,731	373,305,139
Applied Materials, Inc.	277,602	70,025,104
AppLovin Corp.(a)	29,278	17,551,575
Arista Networks, Inc.(a)	249,457	32,599,041
ARM Holdings PLC, ADR(a)	49,107	6,656,945
Astera Labs, Inc.(a)	82,545	13,006,616
Atlassian Corp., Class A(a)	68,404	10,227,766
Autodesk, Inc.(a)	43,591	13,222,894
Automatic Data Processing, Inc.	39,876	10,180,343
BILL Holdings, Inc.(a)	130,525	6,545,829
Block, Inc., Class A(a)	138,391	9,244,519
Booking Holdings, Inc.	4,309	21,177,399
Broadcom, Inc.	1,140,393	459,532,763
Cadence Design Systems, Inc.(a)	82,796	25,819,105
CDW Corp.	50,493	7,282,100
Cisco Systems, Inc.	415,019	31,931,562
Corning, Inc.	205,771	17,325,918
CoStar Group, Inc.(a)	98,472	6,774,874
Crowdstrike Holdings, Inc., Class A(a)	117,759	59,958,172
Datadog, Inc., Class A(a)	46,847	7,495,988
Dell Technologies, Inc.	64,686	8,625,878
DoorDash, Inc., Class A(a)	43,084	8,546,573
Eaton Corp. PLC	21,728	7,515,498
Electronic Arts, Inc.	39,370	7,953,921
Fidelity National Information Services, Inc.	81,672	5,371,567
Fiserv, Inc.(a)	37,313	2,293,630
Fortinet, Inc.(a)	84,081	6,821,491
Global Payments, Inc.	59,314	4,493,629
GoDaddy, Inc., Class A(a)	53,923	6,894,595
HubSpot, Inc.(a)	24,896	9,144,799
Intel Corp.(a)	328,259	13,314,185
International Business Machines Corp.	74,832	23,091,659
Intuit, Inc.	65,817	41,733,243

Columbia Global Technology Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Keysight Technologies, Inc.(a)	52,396	10,371,788
KLA Corp.	13,448	15,807,721
Kratos Defense & Security Solutions, Inc.(a)	66,239	5,040,788
Lam Research Corp.	1,192,650	186,053,400
Marvell Technology, Inc.	267,809	23,942,125
MasterCard, Inc., Class A	115,905	63,809,180
Meta Platforms, Inc., Class A	162,513	105,300,298
Microchip Technology, Inc.	150,670	8,072,899
Micron Technology, Inc.	285,468	67,507,473
Microsoft Corp.	729,105	358,726,951
MongoDB, Inc.(a)	44,982	14,950,667
Motorola Solutions, Inc.	55,132	20,381,198
MSCI, Inc.	14,773	8,327,836
NetApp, Inc.	146,837	16,381,136
Netflix, Inc.(a)	526,410	56,631,188
NVIDIA Corp.	3,753,124	664,302,948
ON Semiconductor Corp.(a)	80,689	4,053,815
Oracle Corp.	257,463	51,994,653
Palantir Technologies, Inc., Class A(a)	64,822	10,919,266
Palo Alto Networks, Inc.(a)	150,471	28,609,051
Paycom Software, Inc.	17,473	2,816,123
Pure Storage, Inc., Class A(a)	81,059	7,211,009
QUALCOMM, Inc.	123,765	20,803,659
Reddit, Inc., Class A(a)	95,020	20,568,979
Robinhood Markets, Inc., Class A(a)	238,143	30,598,994
Roblox Corp., Class A(a)	109,412	10,397,422
Salesforce, Inc.	88,415	20,383,194
ServiceNow, Inc.(a)	42,633	34,635,475
Snowflake, Inc., Class A(a)	83,428	20,960,451
Common Stocks (continued)
Issuer	Shares	Value ($)
Spotify Technology SA(a)	33,392	19,997,467
SPS Commerce, Inc.(a)	23,808	1,983,683
Synopsys, Inc.(a)	146,482	61,230,941
Take-Two Interactive Software, Inc.(a)	44,632	10,982,596
Tesla, Inc.(a)	28,705	12,348,030
Texas Instruments, Inc.	87,356	14,699,394
T-Mobile US, Inc.	64,000	13,376,640
Trade Desk, Inc. (The), Class A(a)	110,943	4,388,905
Tyler Technologies, Inc.(a)	16,176	7,596,573
Uber Technologies, Inc.(a)	384,091	33,623,326
VeriSign, Inc.	25,098	6,324,445
Vertiv Holdings Co.	63,046	11,331,258
Visa, Inc., Class A	227,392	76,048,980
Walt Disney Co. (The)	89,033	9,301,277
Western Digital Corp.	131,275	21,441,146
Zscaler, Inc.(a)	39,150	9,846,225
Total		4,027,221,656
Total Common Stocks (Cost $969,790,501)		4,436,093,709

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	104,926,436	104,894,958
Total Money Market Funds (Cost $104,886,567)		104,894,958
Total Investments in Securities (Cost $1,074,677,068)		4,540,988,667
Other Assets & Liabilities, Net		1,744,115
Net Assets		$4,542,732,782
Columbia Global Technology Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Global Technology Growth Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	59,412,650	153,897,426	(108,417,025)	1,907	104,894,958	(1,658)	825,634	104,926,436
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Global Technology Growth Fund  | 2025

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